Risk Management Section - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate Segment [Member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-331	-241
Corporate Segment [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-20	-3
Corporate Segment [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-5	-21
Corporate Segment [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-83	13
Corporate Segment [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-127	-126
Corporate Segment [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-78	-104
Corporate Segment [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-14	0
Corporate Segment [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-4	-1
Corporate Segment [Member] | Not rated [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	0	1
Financial institutions [Member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-618	-283
Financial institutions [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-233	-48
Financial institutions [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-53	26
Financial institutions [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-87	-9
Financial institutions [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-151	-154
Financial institutions [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-90	-88
Financial institutions [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-2	-9
Financial institutions [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	-1	-2
Financial institutions [Member] | Not rated [member]
Market Risk [Line Items]
Credit spread sensitivities per risk class and sector at year-end	0	1
Interest rate risk [member] | Euro
Market Risk [Line Items]
Sensitivities at year-end		€ (119)
Interest rate risk [member] | South Korean Won
Market Risk [Line Items]
Sensitivities at year-end		(44)
Interest rate risk [member] | Polish Zloty
Market Risk [Line Items]
Sensitivities at year-end	€ 47	(32)
Interest rate risk [member] | Indian Rupee
Market Risk [Line Items]
Sensitivities at year-end		(23)
Interest rate risk [member] | Romanian New Leu
Market Risk [Line Items]
Sensitivities at year-end		22
Interest rate risk [member] | US Dollar
Market Risk [Line Items]
Sensitivities at year-end	141
Interest rate risk [member] | Russian Rouble
Market Risk [Line Items]
Sensitivities at year-end	(66)
Interest rate risk [member] | Japan, Yen
Market Risk [Line Items]
Sensitivities at year-end	61
Interest rate risk [member] | Taiwan, New Dollars
Market Risk [Line Items]
Sensitivities at year-end	52
Credit spread [member] | United States [member]
Market Risk [Line Items]
Sensitivities at year-end	341	333
Credit spread [member] | Germany [member]
Market Risk [Line Items]
Sensitivities at year-end		173
Credit spread [member] | Belgium [member]
Market Risk [Line Items]
Sensitivities at year-end		74
Credit spread [member] | India [member]
Market Risk [Line Items]
Sensitivities at year-end	(78)	(38)
Credit spread [member] | Poland [member]
Market Risk [Line Items]
Sensitivities at year-end		€ (38)
Credit spread [member] | Supranational [Member]
Market Risk [Line Items]
Sensitivities at year-end	(92)
Credit spread [member] | France [member]
Market Risk [Line Items]
Sensitivities at year-end	63
Credit spread [member] | Netherlands [member]
Market Risk [Line Items]
Sensitivities at year-end	€ (60)